Borrowings - Expected Maturities of Long-term Borrowings (Parenthetical) (Detail) $ in Billions	Dec. 31, 2017 USD ($)
Disclosure - Borrowings - Expected Maturities of Long-term Borrowings (Parenthetical) (Detail) [Line Items]
On-balance sheet securitization trust debt included in projected principal paydowns in 2018	$ 11.8
Aggregate principal amount of debt maturing in 2018	11.9
Aggregate principal amount of debt maturing in 2019	12.7
Aggregate principal amount of debt maturing in 2020	11.2
Aggregate principal amount of debt maturing in 2021	9.0
Aggregate principal amount of debt maturing in 2022	8.1
Aggregate principal amount of debt maturing in 2023-2039	$ 53.0